Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Preferred shares, net of issuance costs	$ 20,000